NOTE 23. CREDIT QUALITY OF FINANCING RECEIVABLES AND ALLOWANCE FOR CREDIT LOSSES (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 23. Credit Quality Of Financing Receivables And Allowance For Credit Losses Details Narrative
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 3,985	$ 3,149	$ 4,032